Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	₺ 166,671,364	₺ 154,653,031	₺ 134,975,159
Non-current assets	230,582,983	208,680,884
Turkiye
Disclosure of geographical areas [line items]
Revenue	162,795,387	151,080,271	131,460,764
Non-current assets	225,084,618	202,561,786
Belarus [member]
Disclosure of geographical areas [line items]
Revenue	2,176,452	1,999,047	2,223,565
Non-current assets	1,067,959	1,077,448
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Revenue	1,663,255	1,527,751	1,234,531
Non-current assets	2,474,577	4,400,398
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	36,270	45,962	₺ 56,299
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Non-current assets	₺ 1,955,829	₺ 641,252